Interim Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net loss	$ (32,716)	$ (5,138)
Adjustments to net loss:
Depreciation and amortization	1,712	119
Stock-based compensation	3,044	95
Impairments	16,000	0
Changes in fair value of investments and biological assets	1,287	0
Bad debt expense	405	100
Interest expense	56	15
Income tax benefit	0	0
Income tax (paid) received	0	0
Total	(10,212)	(4,809)
Net change in non-cash working capital:
Trade and other receivables	802	(772)
Inventory	(699)	(421)
Prepaid expenses and other assets	(33)	(1,415)
Trade payables and accrued liabilities	(341)	1,647
Net cash used in operating activities	(10,483)	(5,770)
Cash flows from financing activities:
Common shares issued	0	16,664
Equity issue costs	(75)	(2,024)
Exercise of warrants and options	168	60
Repayments of lease liability	(420)	(61)
Common shares repurchased	(250)	0
Interest paid	(69)	0
Loan borrowing (repayments)	130	(220)
Net cash (used) provided by financing activities	(516)	14,419
Cash flows from investing activities:
Loans provided	0	(275)
Loan repayments received	0	224
Purchases of property, plant and equipment and other assets	(722)	(1,384)
Purchase of investments	0	(2,430)
Business and asset acquisitions, net of cash acquired	(15,457)	(1,306)
Net cash used in investing activities	(16,179)	(5,171)
Effect of exchange rate on changes on cash	(168)	(195)
Change in cash during the period	(27,346)	3,283
Cash and cash equivalents at beginning of period	37,614	15,523
Cash and cash equivalents at end of period	10,268	18,806
Supplemental disclosure of non-cash activities
Right of use assets and lease liabilities acquired (Note 11)	2,053	0
Common shares issued for business combinations (Notes 8)	$ 14,917	$ 0